INCOME TAX - Temporary differences in subsidiaries (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Local Subsidiaries [Member]
Disclosure Of Income Tax [Line Items]
Temporary differences	$ (1,159,387)	$ (442,739)
Foreign Subsidiaries [Member]
Disclosure Of Income Tax [Line Items]
Temporary differences	$ (4,547,635)	$ (4,547,635)